UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2013

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.3%
Dana Holding Corp.	99,000	$1,942,380
Superior Industries International Inc.	63,775	1,315,678

Total Auto Components		3,258,058

Diversified Consumer Services - 0.8%
Sotheby’s Holdings Inc.	28,010	1,490,132
Steiner Leisure Ltd.	10,218	502,624	*

Total Diversified Consumer Services		1,992,756

Household Durables - 1.3%
Ryland Group Inc.	54,900	2,383,209
WCI Communities Inc.	37,300	712,057	*

Total Household Durables		3,095,266

Leisure Equipment & Products - 0.2%
LeapFrog Enterprises Inc.	70,550	560,167	*

Multiline Retail - 0.3%
Burlington Stores Inc.	24,340	778,880	*

Specialty Retail - 3.1%
Ann Inc.	69,130	2,527,393	*
Cato Corp., Class A Shares	18,184	578,251
MarineMax Inc.	153,400	2,466,672	*
Pier 1 Imports Inc.	90,200	2,081,816

Total Specialty Retail		7,654,132

Textiles, Apparel & Luxury Goods - 0.7%
Movado Group Inc.	38,910	1,712,429

TOTAL CONSUMER DISCRETIONARY		19,051,688

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.2%
Pantry Inc.	166,047	2,786,269	*
Weis Markets Inc.	52,100	2,738,376

Total Food & Staples Retailing		5,524,645

Household Products - 0.2%
Central Garden and Pet Co., Class A Shares	81,010	546,817	*

TOTAL CONSUMER STAPLES		6,071,462

ENERGY - 6.5%
Energy Equipment & Services - 4.5%
Gulf Island Fabrication Inc.	62,140	1,442,891
Key Energy Services Inc.	96,720	764,088	*
Matrix Service Co.	85,012	2,080,244	*
Natural Gas Services Group	58,830	1,621,943	*
Tesco Corp.	33,990	672,322	*
TETRA Technologies Inc.	166,660	2,059,918	*
Tidewater Inc.	43,490	2,577,652

Total Energy Equipment & Services		11,219,058

Oil, Gas & Consumable Fuels - 2.0%
Bill Barrett Corp.	66,500	1,780,870	*
Carrizo Oil & Gas Inc.	41,700	1,866,909	*
Cloud Peak Energy Inc.	75,710	1,362,780	*

Total Oil, Gas & Consumable Fuels		5,010,559

TOTAL ENERGY		16,229,617

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
EXCHANGE-TRADED FUNDS - 2.2%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	7,963	$1,808,079
iShares Trust - iShares Russell 2000 Value Index Fund	37,500	3,731,250

Total EXCHANGE-TRADED FUNDS		5,539,329

FINANCIALS - 37.4%
Capital Markets - 8.6%
Affiliated Managers Group Inc.	32,940	7,144,027	*
Cohen & Steers Inc.	35,770	1,432,946
Greenhill & Co. Inc.	11,984	694,353
HFF Inc., Class A Shares	73,777	1,980,913	*
Raymond James Financial Inc.	69,810	3,643,384
Waddell & Reed Financial Inc., Class A Shares	99,770	6,497,022

Total Capital Markets		21,392,645

Commercial Banks - 13.9%
Bancorp Inc.	38,986	698,239	*
First Republic Bank	59,180	3,098,073
FirstMerit Corp.	199,320	4,430,884
IBERIABANK Corp.	89,139	5,602,386
Signature Bank	53,830	5,782,419	*
SVB Financial Group	69,700	7,308,742	*
Tompkins Trustco Inc.	31,322	1,609,637
Wintrust Financial Corp.	130,590	6,022,811

Total Commercial Banks		34,553,191

Insurance - 5.5%
Allied World Assurance Co. Holdings AG	56,200	6,339,922
Axis Capital Holdings Ltd.	102,670	4,884,012
ProAssurance Corp.	50,640	2,455,027

Total Insurance		13,678,961

Real Estate Investment Trusts (REITs) - 7.4%
BioMed Realty Trust Inc.	137,750	2,496,030
Campus Crest Communities Inc.	197,457	1,858,070
Corporate Office Properties Trust	40,060	949,021
Cousins Properties Inc.	167,540	1,725,662
EastGroup Properties Inc.	40,640	2,354,275
Empire State Realty Trust Inc., Class A Shares	54,830	838,899
First Potomac Realty Trust	54,030	628,369
Hersha Hospitality Trust	102,210	569,310
Mid-America Apartment Communities Inc.	40,280	2,446,607
Pebblebrook Hotel Trust	133,110	4,094,464
Washington Real Estate Investment Trust	20,370	475,843

Total Real Estate Investment Trusts (REITs)		18,436,550

Real Estate Management & Development - 0.8%
CBRE Group Inc., Class A Shares	25,970	683,011	*
Jones Lang LaSalle Inc.	13,700	1,402,743

Total Real Estate Management & Development		2,085,754

Thrifts & Mortgage Finance - 1.2%
BankUnited	50,710	1,669,373
Westfield Financial Inc.	171,810	1,281,703

Total Thrifts & Mortgage Finance		2,951,076

TOTAL FINANCIALS		93,098,177

HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
Cross Country Healthcare Inc.	152,251	1,519,465	*
LifePoint Hospitals Inc.	64,230	3,393,913	*

TOTAL HEALTH CARE		4,913,378

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
INDUSTRIALS - 16.3%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries Inc.	58,750	$5,288,088

Building Products - 0.3%
Gibraltar Industries Inc.	40,272	748,656	*

Commercial Services & Supplies - 1.8%
ACCO Brands Corp.	477,100	3,206,112	*
Herman Miller Inc.	42,000	1,239,840

Total Commercial Services & Supplies		4,445,952

Construction & Engineering - 2.2%
EMCOR Group Inc.	79,516	3,374,659
Tutor Perini Corp.	79,790	2,098,477	*

Total Construction & Engineering		5,473,136

Industrial Conglomerates - 0.3%
McDermott International Inc.	82,390	754,692	*

Machinery - 3.5%
Altra Industrial Motion Corp.	44,880	1,535,794
Harsco Corp.	45,110	1,264,433
RBC Bearings Inc.	55,060	3,895,495	*
Snap-on Inc.	19,183	2,100,922

Total Machinery		8,796,644

Marine - 1.2%
Diana Shipping Inc.	124,190	1,650,485	*
Kirby Corp.	13,690	1,358,733	*

Total Marine		3,009,218

Professional Services - 1.7%
Korn/Ferry International	44,040	1,150,325	*
TrueBlue Inc.	114,206	2,944,230	*

Total Professional Services		4,094,555

Road & Rail - 2.4%
Genesee & Wyoming Inc., Class A Shares	22,050	2,117,903	*
Old Dominion Freight Line Inc.	70,602	3,743,318	*

Total Road & Rail		5,861,221

Trading Companies & Distributors - 0.8%
Rush Enterprises Inc., Class A Shares	68,110	2,019,462	*

TOTAL INDUSTRIALS		40,491,624

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 3.3%
Bel Fuse Inc., Class B Shares	35,651	759,723
Black Box Corp.	27,822	829,096
Digi International Inc.	180,030	2,181,963	*
InterDigital Inc.	49,520	1,460,345
Plantronics Inc.	63,810	2,963,974

Total Communications Equipment		8,195,101

Electronic Equipment, Instruments & Components - 3.2%
AVX Corp.	228,210	3,178,965
Park Electrochemical Corp.	166,880	4,792,794

Total Electronic Equipment, Instruments & Components		7,971,759

IT Services - 0.3%
Unisys Corp.	24,100	809,037	*

Semiconductors & Semiconductor Equipment - 8.4%
Exar Corp.	291,520	3,437,021	*
ON Semiconductor Corp.	493,120	4,063,309	*
Rudolph Technologies Inc.	352,430	4,137,528	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 8.4% (continued)
Teradyne Inc.	343,010	$6,043,836	*
Veeco Instruments Inc.	97,660	3,213,991	*

Total Semiconductors & Semiconductor Equipment		20,895,685

TOTAL INFORMATION TECHNOLOGY		37,871,582

MATERIALS - 5.6%
Chemicals - 2.2%
Koppers Holdings Inc.	68,790	3,147,142
Kraton Performance Polymers Inc.	58,590	1,350,500	*
PolyOne Corp.	26,470	935,715

Total Chemicals		5,433,357

Metals & Mining - 2.8%
Carpenter Technology Corp.	20,500	1,275,100
Haynes International Inc.	25,790	1,424,639
Horsehead Holding Corp.	182,210	2,953,624	*
RTI International Metals Inc.	37,160	1,271,244	*

Total Metals & Mining		6,924,607

Paper & Forest Products - 0.6%
Boise Cascade Co.	51,160	1,508,197	*

TOTAL MATERIALS		13,866,161

UTILITIES - 3.9%
Electric Utilities - 2.8%
Cleco Corp.	39,000	1,818,180
MGE Energy Inc.	13,157	761,790
Portland General Electric Co.	60,780	1,835,556
UNS Energy Corp.	41,110	2,460,434

Total Electric Utilities		6,875,960

Gas Utilities - 1.1%
Laclede Group Inc.	13,420	611,147
New Jersey Resources Corp.	28,994	1,340,682
Northwest Natural Gas Co.	8,524	364,998
WGL Holdings Inc.	14,260	571,255

Total Gas Utilities		2,888,082

TOTAL UTILITIES		9,764,042

TOTAL INVESTMENTS - 99.2% (Cost - $158,546,958#)		246,897,060
Other Assets in Excess of Liabilities - 0.8%		2,027,662

TOTAL NET ASSETS - 100.0%		$248,924,722

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$246,897,060	—	—	$246,897,060

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$90,608,271
Gross unrealized depreciation	(2,258,169)

Net unrealized appreciation	$88,350,102

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2014